BLACKROCK FUNDS III

LifePath® Retirement Portfolio

LifePath 2020 Portfolio®

LifePath® 2025 Portfolio

LifePath 2030 Portfolio®

LifePath® 2035 Portfolio

LifePath 2040 Portfolio®

LifePath® 2045 Portfolio

LifePath® 2050 Portfolio

LifePath® 2055 Portfolio

(each, a “LifePath Portfolio” and collectively, the “LifePath Portfolios”)

Supplement dated April 30, 2014 to the Prospectus of the LifePath Portfolios,

each dated April 30, 2014

The Board of Trustees of BlackRock Funds III (the “Trust”) approved a change to each LifePath Portfolio’s investment objective. These changes will become effective July 1, 2014.

Effective until July 1, 2014, the following changes are made to the LifePath Portfolios’ Prospectus:

The section of the Prospectus entitled “LifePath Portfolio Overview — Key Facts About LifePath® Retirement Portfolio — Investment Objective” is deleted in its entirety and replaced with the following:

Effective until July 1, 2014, LifePath® Retirement Portfolio (“LifePath Retirement Portfolio” or the “LifePath Portfolio”), a series of BlackRock Funds III (the “Trust”), is managed for investors seeking income and moderate long-term growth of capital. Effective on July 1, 2014, the investment objective of LifePath Retirement Portfolio will be to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Retirement Portfolio will be broadly diversified across global asset classes.

The first and second sentences of the second paragraph in the section of the Prospectus entitled “LifePath Portfolio Overview — Key Facts About LifePath® Retirement Portfolio — Principal Investment Strategies of the LifePath Portfolio” are deleted in their entirety and replaced with the following:

Effective until July 1, 2014, LifePath Retirement Portfolio is designed for investors seeking current income and moderate long-term growth of capital. Effective on July 1, 2014, LifePath Retirement Portfolio will seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Retirement Portfolio will be broadly diversified across global asset classes.

The section of the Prospectus entitled “LifePath Portfolio Overview — Key Facts About LifePath 2020 Portfolio® — Investment Objective” is deleted in its entirety and replaced with the following:

Effective until July 1, 2014, LifePath 2020 Portfolio® (“LifePath 2020 Portfolio” or the “LifePath Portfolio”), a series of BlackRock Funds III (the “Trust”), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020. Effective on July 1, 2014, the investment objective of LifePath 2020 Portfolio will be to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath 2020 Portfolio will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The section of the Prospectus entitled “LifePath Portfolio Overview — Key Facts About LifePath® 2025 Portfolio — Investment Objective” is deleted in its entirety and replaced with the following:

Effective until July 1, 2014, LifePath® 2025 Portfolio (“LifePath 2025 Portfolio” or the “LifePath Portfolio”), a series of BlackRock Funds III (the “Trust”), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2025. Effective on July 1, 2014, the investment objective of LifePath 2025 Portfolio will be to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath 2025 Portfolio will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The section of the Prospectus entitled “LifePath Portfolio Overview — Key Facts About LifePath 2030 Portfolio® — Investment Objective” is deleted in its entirety and replaced with the following:

Effective until July 1, 2014, LifePath 2030 Portfolio® (“LifePath 2030 Portfolio” or the “LifePath Portfolio”), a series of BlackRock Funds III (the “Trust”), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030. Effective on July 1, 2014, the investment objective of LifePath 2030 Portfolio will be to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath 2030 Portfolio will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The section of the Prospectus entitled “LifePath Portfolio Overview — Key Facts About LifePath® 2035 Portfolio — Investment Objective” is deleted in its entirety and replaced with the following:

Effective until July 1, 2014, LifePath® 2035 Portfolio (“LifePath 2035 Portfolio” or the “LifePath Portfolio”), a series of BlackRock Funds III (the “Trust”), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2035. Effective on July 1, 2014, the investment objective of LifePath 2035 Portfolio will be to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath 2035 Portfolio will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The section of the Prospectus entitled “LifePath Portfolio Overview — Key Facts About LifePath 2040 Portfolio® — Investment Objective” is deleted in its entirety and replaced with the following:

Effective until July 1, 2014, LifePath 2040 Portfolio® (“LifePath 2040 Portfolio” or the “LifePath Portfolio”), a series of BlackRock Funds III (the “Trust”), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040. Effective on July 1, 2014, the investment objective of LifePath 2040 Portfolio will be to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath 2040 Portfolio will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The section of the Prospectus entitled “LifePath Portfolio Overview — Key Facts About LifePath® 2045 Portfolio — Investment Objective” is deleted in its entirety and replaced with the following:

Effective until July 1, 2014, LifePath® 2045 Portfolio (“LifePath 2045 Portfolio” or the “LifePath Portfolio”), a series of BlackRock Funds III (the “Trust”), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2045. Effective on July 1, 2014, the investment objective of LifePath 2045 Portfolio will be to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath 2045 Portfolio will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The section of the Prospectus entitled “LifePath Portfolio Overview — Key Facts About LifePath® 2050 Portfolio — Investment Objective” is deleted in its entirety and replaced with the following:

Effective until July 1, 2014, LifePath® 2050 Portfolio (“LifePath 2050 Portfolio” or the “LifePath Portfolio”), a series of BlackRock Funds III (the “Trust”), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050. Effective on July 1, 2014, the investment objective of LifePath 2050 Portfolio will be to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath 2050 Portfolio will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The section of the Prospectus entitled “LifePath Portfolio Overview — Key Facts About LifePath® 2055 Portfolio — Investment Objective” is deleted in its entirety and replaced with the following:

Effective until July 1, 2014, LifePath® 2055 Portfolio (“LifePath 2055 Portfolio” or the “LifePath Portfolio”), a series of BlackRock Funds III (the “Trust”), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2055. Effective on July 1, 2014, the investment objective of LifePath 2055 Portfolio will be to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath 2055 Portfolio will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The first sentence in the first paragraph in the section of the Prospectus entitled “Details About the LifePath Portfolios — Investment Time Horizons” is deleted in its entirety and replaced with the following:

Effective until July 1, 2014, each LifePath Portfolio seeks to maximize return consistent with the quantitatively measured risk that investors on average may be willing to accept given a particular investment time horizon. Effective on July 1, 2014, each LifePath Portfolio will seek to provide for retirement outcomes based on quantitatively measured risk that investors on average may be willing to accept given a particular investment time horizon.

The fourth paragraph in the section of the Prospectus entitled “Details About the LifePath Portfolios — Investment Time Horizons” is deleted in its entirety and replaced with the following:

Effective until July 1, 2014, each LifePath Portfolio has a distinct investment objective tied to its time horizon. The investment objective of each LifePath Portfolio may be changed by the Trust’s Board of Trustees without shareholder approval:

¡	LifePath Retirement Portfolio is managed for investors seeking income and moderate long-term growth of capital.

¡	LifePath 2020 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020.

¡	LifePath 2025 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2025.

¡	LifePath 2030 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030.

¡	LifePath 2035 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2035.

¡	LifePath 2040 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040.

¡	LifePath 2045 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2045.

¡	LifePath 2050 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050.

¡	LifePath 2055 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2055.

Effective on July 1, 2014, the investment objective of each LifePath Portfolio will be as follows. The investment objective of each LifePath Portfolio may be changed by the Trust’s Board of Trustees without shareholder approval.

¡	LifePath Retirement Portfolio will seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Retirement Portfolio will be broadly diversified across global asset classes.

¡	Each of LifePath 2020 Portfolio, LifePath 2025 Portfolio, LifePath 2030 Portfolio, LifePath 2035 Portfolio, LifePath 2040 Portfolio, LifePath 2045 Portfolio, LifePath 2050 Portfolio and LifePath 2055 Portfolio will seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, each LifePath Portfolio will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

As noted in the Prospectus, you should carefully consider the asset allocation and risks of each LifePath Portfolio before deciding whether to invest.

Shareholders should retain this Supplement for future reference.

PRO-LCPP-0414SUP

4